Fair Value Of Assets And Liabilities (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	$ 801,718		$ 1,262,720
Loans held-for-sale	230,456		223,443
Securities available for sale	3,398,457	[1]	3,061,808	[2]
Total MSR recognized by FHN	72,793		114,311		144,069
Total other assets	205,746		314,949
Total assets	4,510,375		4,779,798
Other short-term borrowings			11,156
Total other liabilities	154,280		202,269
Total liabilities	522,628		777,854
Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	0		0
Securities available for sale	23,259		15,277
Total MSR recognized by FHN	0		0
Total other assets	26,900		24,327
Total assets	50,159		39,604
Other short-term borrowings			0
Total other liabilities	4,343		2,546
Total liabilities	4,343		2,546
Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	0		2,349
Securities available for sale	3,168,277		2,839,545
Total MSR recognized by FHN	0		0
Total other assets	178,846		290,622
Total assets	4,141,641		4,377,244
Other short-term borrowings			0
Total other liabilities	147,022		197,548
Total liabilities	515,370		761,977
Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	230,456		221,094
Securities available for sale	8,126		9,553
Total MSR recognized by FHN	72,793		114,311
Total other assets	0		0
Total assets	318,575		362,950
Other short-term borrowings			11,156
Total other liabilities	2,915		2,175
Total liabilities	2,915		13,331
Fair Value Measurements Recurring Member
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	3,199,662		2,864,375
U S Treasury Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	39,996		39,999
U S Treasury Securities [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
U S Treasury Securities [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	39,996		39,999
U S Treasury Securities [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Government Agency Issued Mortgage-Backed Securities ("MBS") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	823,689		1,136,580
Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	823,689		1,136,580
Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	2,290,937		1,649,211
Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	2,290,937		1,649,211
Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Other U.S. Government Agencies [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	2,326		3,753
Other U.S. Government Agencies [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Other U.S. Government Agencies [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Other U.S. Government Agencies [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	2,326		3,753
States And Municipalities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	15,155		15,255
States And Municipalities [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
States And Municipalities [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	13,655		13,755
States And Municipalities [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	1,500		1,500
Corporate And Other Debt [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale			510
Corporate And Other Debt [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale			510
Corporate And Other Debt [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale			0
Corporate And Other Debt [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale			0
Venture Capital Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	4,300		4,300
Venture Capital Investments [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Venture Capital Investments [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Venture Capital Investments [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	4,300		4,300
Equity Mutual Funds And Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	23,259		14,767
Equity Mutual Funds And Other [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	23,259		14,767
Equity Mutual Funds And Other [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Equity Mutual Funds And Other [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Deferred Compensation Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	23,880		22,477
Deferred Compensation Assets [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	23,880		22,477
Deferred Compensation Assets [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Deferred Compensation Assets [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Derivatives Forwards And Futures [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	3,020		1,850
Total other liabilities	4,343		2,546
Derivatives Forwards And Futures [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	3,020		1,850
Total other liabilities	4,343		2,546
Derivatives Forwards And Futures [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives Forwards And Futures [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives, Interest Rate Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	178,846		290,617
Total other liabilities	147,021		197,548
Derivatives, Interest Rate Contracts [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives, Interest Rate Contracts [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	178,846		290,617
Total other liabilities	147,021		197,548
Derivatives, Interest Rate Contracts [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets			5
Total other liabilities	2,916		2,175
Derivatives Other [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets			0
Total other liabilities	0		0
Derivatives Other [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets			5
Total other liabilities	1		0
Derivatives Other [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets			0
Total other liabilities	2,915		2,175
Capital Markets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	794,523		1,244,733
Total trading liabilities - capital markets	368,348		564,429
Capital Markets [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets	0		0
Capital Markets [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	794,518		1,244,728
Total trading liabilities - capital markets	368,348		564,429
Capital Markets [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5		5
Total trading liabilities - capital markets	0		0
Capital Markets [Member] | U S Treasury Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	70,472		97,965
Total trading liabilities - capital markets	210,096		376,790
Capital Markets [Member] | U S Treasury Securities [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets	0		0
Capital Markets [Member] | U S Treasury Securities [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	70,472		97,965
Total trading liabilities - capital markets	210,096		376,790
Capital Markets [Member] | U S Treasury Securities [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets	0		0
Capital Markets [Member] | Government Agency Issued Mortgage-Backed Securities ("MBS") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	231,398		360,400
Total trading liabilities - capital markets	854		43
Capital Markets [Member] | Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets	0		0
Capital Markets [Member] | Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	231,398		360,400
Total trading liabilities - capital markets	854		43
Capital Markets [Member] | Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets	0		0
Capital Markets [Member] | Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	55,515		209,869
Capital Markets [Member] | Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Capital Markets [Member] | Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	55,515		209,869
Capital Markets [Member] | Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Capital Markets [Member] | Other U.S. Government Agencies [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	108,265		279,164
Total trading liabilities - capital markets	3,900		21,887
Capital Markets [Member] | Other U.S. Government Agencies [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets	0		0
Capital Markets [Member] | Other U.S. Government Agencies [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	108,265		279,164
Total trading liabilities - capital markets	3,900		21,887
Capital Markets [Member] | Other U.S. Government Agencies [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets	0		0
Capital Markets [Member] | States And Municipalities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	30,814		35,178
Total trading liabilities - capital markets			960
Capital Markets [Member] | States And Municipalities [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets			0
Capital Markets [Member] | States And Municipalities [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	30,814		35,178
Total trading liabilities - capital markets			960
Capital Markets [Member] | States And Municipalities [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets			0
Capital Markets [Member] | Corporate And Other Debt [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	297,445		244,027
Total trading liabilities - capital markets	153,498		164,749
Capital Markets [Member] | Corporate And Other Debt [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets	0		0
Capital Markets [Member] | Corporate And Other Debt [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	297,440		244,022
Total trading liabilities - capital markets	153,498		164,749
Capital Markets [Member] | Corporate And Other Debt [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5		5
Total trading liabilities - capital markets	0		0
Capital Markets [Member] | Equity Mutual Funds And Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	614		18,130
Capital Markets [Member] | Equity Mutual Funds And Other [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Capital Markets [Member] | Equity Mutual Funds And Other [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	614		18,130
Capital Markets [Member] | Equity Mutual Funds And Other [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	7,195		17,987
Mortgage Banking [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	7,195		17,987
Mortgage Banking [Member] | Principal Only Strip [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5,110		5,480
Mortgage Banking [Member] | Principal Only Strip [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking [Member] | Principal Only Strip [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking [Member] | Principal Only Strip [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5,110		5,480
Mortgage Banking [Member] | Interest Only Strip [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	2,085		12,507
Mortgage Banking [Member] | Interest Only Strip [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking [Member] | Interest Only Strip [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking [Member] | Interest Only Strip [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	$ 2,085		$ 12,507

[1]	Includes $3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.